Cash-based awards (Details 5) SFr in Millions	6 Months Ended
Jun. 30, 2020 CHF (SFr)
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Estimated unrecognized compensation expense	SFr 1,931
Contingent Capital Awards (CCA)
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Estimated unrecognized compensation expense	289
Bank
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Estimated unrecognized compensation expense	SFr 1,857
Bank | Contingent Capital Awards (CCA)
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description	In 6M20, the Bank awarded CHF 257 million of CCA. CCA are scheduled to vest on the third anniversary of the grant date, other than those granted to individuals classified as risk managers or senior managers under the UK PRA Remuneration Code or similar regulations in other jurisdictions, where CCA vest on the fifth and seventh anniversaries of the grant date, respectively, and will be expensed over the vesting period.
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount	SFr 257
Estimated unrecognized compensation expense	SFr 277
Bank | Contingent Capital Awards (CCA) | Cliff vesting [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Maximum Contractual Term	3 years
Bank | Contingent Capital Awards (CCA) | UK PRA staff or similuar regulations, Risk takers | Cliff vesting [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Maximum Contractual Term	5 years
Bank | Contingent Capital Awards (CCA) | UK PRA staff or similuar regulations, Senior managemement | Cliff vesting [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Maximum Contractual Term	7 years